Condensed Consolidated Balance Sheets	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
ASSETS
Cash and cash equivalents	$ 134,156,000	$ 33,512,000
Restricted cash	10,048,000	9,651,000
Trade and other receivables, net	52,556,000	48,881,000
Accounts receivable from related parties	1,945,000	2,532,000
Inventories	11,328,000	10,451,000
Prepayments and other assets	28,803,000	28,633,000
Property, plant and equipment, net	1,391,902,000	1,400,317,000
Investments	1,389,000	1,389,000
Goodwill	51,731,000	51,731,000
Other intangible assets	1,754,000	1,975,000
Deferred tax assets	1,818,000	1,818,000
Total assets	1,687,430,000	1,590,890,000
LIABILITIES, CUMULATIVE REDEEMABLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY
Trade and other payables	128,214,000	145,042,000
Accounts payable to related parties	5,284,000	8,184,000
Income tax payable	13,918,000	5,128,000
Debt	828,156,000	780,725,000
Debt to related party	0	47,592,000
Deferred consideration	1,180,000	1,836,000
Other liabilities	10,066,000	8,997,000
Deferred tax liabilities	76,832,000	76,832,000
Total liabilities	1,063,650,000	1,074,336,000
Commitments and contingencies
Cumulative redeemable preferred shares (par value $0.01; 0 and 28,510,994 shares authorized, issued and outstanding as of March 31, 2017 and December 31, 2016, respectively; aggregate liquidation preference of $0 and $345,951 as of March 31, 2017 and December 31, 2016, respectively)	0	345,951,000
Shareholders' equity
Ordinary shares	11,039,000	5,386,000
Paid-in capital	769,314,000	349,358,000
Accumulated other comprehensive loss	(3,790,000)	(3,719,000)
Accumulated deficit	(152,783,000)	(180,422,000)
Total shareholder's equity (deficit)	623,780,000	170,603,000
Total liabilities, cumulative redeemable preferred shares and shareholders' equity	$ 1,687,430,000	1,590,890,000
Porto Holdco B.V.
ASSETS
Cash and cash equivalents		0
Total assets		0
LIABILITIES, CUMULATIVE REDEEMABLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY
Total liabilities		670,022
Commitments and contingencies
Shareholders' equity
Ordinary shares		11
Due from shareholder		(11)
Accumulated deficit		(670,022)
Total shareholder's equity (deficit)		(670,022)
Total liabilities, cumulative redeemable preferred shares and shareholders' equity		$ 0